UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-04015
Investment Company Act File Number

Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, MA 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place Boston, MA 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

September 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
CERTIFICATIONS

Item 1. Schedule of Investments

Eaton Vance AMT-Free Municipal Bond Fund	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 112.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 7.4%
$9,990	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	$10,767,921
14,150	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 11/15/37	14,434,132
1,375	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	1,503,205
2,960	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	3,370,522
4,110	Missouri Health & Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	4,604,433
10,000	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	10,855,100
4,380	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	4,337,383
5,000	New York Dormitory Authority, (Vassar College), 5.00%, 7/1/46	5,275,600
1,075	St. Joseph County, IN, Educational Facilities, (University of Notre Dame du Lac Project), 5.00%, 3/1/36	1,161,946
4,475	University of Virginia, 5.00%, 6/1/40	4,845,888

		$61,156,130

Electric Utilities — 5.0%
$3,520	Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	$3,910,438
5,000	North Carolina Municipal Power Agency No. 1, (Catawba Electric), 5.50%, 1/1/14	5,488,600
2,100	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	1,007,286
14,000	Salt River Project, AZ, Agricultural Improvement and Power District, 5.00%, 1/1/38	15,071,840
2,000	Sam Rayburn, TX, Municipal Power Agency, 6.00%, 10/1/21	2,081,100
7,200	San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,744,392
50	San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34	53,781
5,505	Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,869,926

		$41,227,363

Escrowed/Prerefunded — 2.1%
$3,000	Allegheny County, PA, Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$3,325,950
10,000	Foothill/Eastern, CA, Transportation Corridor Agency, Escrowed to Maturity, 0.00%, 1/1/18	7,878,700
2,500	San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/14	2,321,450
6,000	Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	3,856,620

		$17,382,720

General Obligations — 14.4%
$3,500	California, 6.00%, 4/1/38	$3,870,930
2,800	Clackamas County, OR, School District No. 46, 0.00%, 6/15/32	934,752
5,880	Clackamas County, OR, School District No. 46, 0.00%, 6/15/33	1,848,907
11,100	Clackamas County, OR, School District No. 46, 0.00%, 6/15/34	3,300,141
11,775	Clackamas County, OR, School District No. 46, 0.00%, 6/15/36	3,165,120
10,000	Clark County, NV, 5.00%, 6/1/38(1)	10,384,150
2,165	Denton County, TX, 4.50%, 7/15/34	2,209,816
4,000	Deschutes and Jefferson County, OR, School District No. 2J, 0.00%, 6/15/24	2,172,040
3,700	Deschutes and Jefferson County, OR, School District No. 2J, 0.00%, 6/15/25	1,908,238
10,000	Florida Board of Education, 5.00%, 6/1/37(1)	10,598,100
525	Frisco, TX, Independent School District, (PSF), 5.00%, 8/15/27	573,568
2,650	Frisco, TX, Independent School District, (PSF), 5.00%, 8/15/28	2,883,333
2,785	Frisco, TX, Independent School District, (PSF), 5.00%, 8/15/29	3,017,826
2,925	Frisco, TX, Independent School District, (PSF), 5.00%, 8/15/30	3,151,073
1,070	Frisco, TX, Independent School District, (PSF), 5.00%, 8/15/31	1,148,003
12,270	Georgia, 2.00%, 8/1/27(2)	9,488,514
120	Lindenhurst, NY, 3.00%, 1/15/18	124,968
205	Lindenhurst, NY, 3.00%, 1/15/19	211,332
210	Lindenhurst, NY, 3.00%, 1/15/20	214,916
1,420	Los Angeles, CA, Unified School District, Series D, 5.00%, 1/1/34	1,485,732

Principal
Amount
(000’s omitted)	Security	Value
$1,255	Los Angeles, CA, Unified School District, Series F, 5.00%, 1/1/34	$1,313,094
7,135	Los Angeles, CA, Unified School District, Series I, 5.00%, 1/1/34	7,465,279
1,605	New York, NY, 4.50%, 5/15/30	1,671,126
740	Newton, MA, 5.00%, 4/1/36	809,345
1,610	Newton, MA, 5.00%, 4/1/39	1,759,537
600	North Haledon, NJ, 3.00%, 1/15/18	624,384
750	North Haledon, NJ, 3.00%, 1/15/19	772,538
750	North Haledon, NJ, 3.125%, 1/15/20	774,585
360	North Haledon, NJ, 3.25%, 1/15/21	370,159
528	North Haledon, NJ, 3.25%, 1/15/22	536,432
2,115	Salem-Keizer, OR, School District, No. 24J, 0.00%, 6/15/22	1,312,802
2,815	Salem-Keizer, OR, School District, No. 24J, 0.00%, 6/15/24	1,573,275
1,790	Salem-Keizer, OR, School District, No. 24J, 0.00%, 6/15/25	952,029
1,790	Salem-Keizer, OR, School District, No. 24J, 0.00%, 6/15/26	901,158
12,690	San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(1)	13,311,112
7,700	Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)	8,278,501
4,000	South Carolina, 3.25%, 8/1/30	3,644,680
10,000	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33	10,111,100

		$118,872,595

Health Care-Miscellaneous — 0.8%
$4,275	New Jersey Health Care Facilities Financing Authority, (Community Hospital Group, Inc.), 5.75%, 10/1/31	$4,723,362
200	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class B, 7.50%, 9/1/15	203,416
100	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class D, 7.50%, 9/1/15	101,708
100	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class E, 7.50%, 9/1/15	101,708
202	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	206,592
712	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(3)	729,125
848	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(3)	868,005

		$6,933,916

Hospital — 13.5%
$875	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.375%, 8/15/29	$952,192
2,375	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	2,556,664
5,275	California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,544,183
2,100	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,033,535
3,300	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	3,238,323
360	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	324,151
1,080	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	905,634
1,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	909,640
975	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	865,859
5,485	Fairfax County, VA, Industrial Development Authority, (Inova Health System), 5.50%, 5/15/35	5,958,465
7,205	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	7,337,356
2,985	Idaho Health Facilities Authority, (Trinity Health Credit Group), 6.25%, 12/1/33	3,349,857
7,120	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	8,031,930
4,930	Kansas Development Finance Authority, (Adventist Healthcare), 5.75%, 11/15/38	5,322,329
2,930	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	501,411
10,410	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	1,367,249
4,150	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	4,278,940

Principal
Amount
(000’s omitted)	Security	Value
$9,355	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/47	$9,735,281
5,465	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	5,018,291
6,725	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	6,424,191
1,865	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,872,367
2,870	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	2,718,866
3,380	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,096,621
3,270	North Carolina Medical Care Commission, (Mission Health System), 4.50%, 10/1/32	3,272,158
1,575	Oneida County, NY, Industrial Development Agency, (St. Elizabeth’s Medical Center), 5.75%, 12/1/19	1,466,860
1,100	San Benito, CA, Health Care District, 5.40%, 10/1/20	997,964
6,065	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/42	6,121,101
17,570	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/47	17,673,839

		$111,875,257

Housing — 0.6%
$2,500	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	$2,363,825
1,185	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	1,182,665
940	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	920,937
285	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(4)	250,809

		$4,718,236

Industrial Development Revenue — 4.6%
$3,500	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co. Project), 4.95%, 5/15/33	$3,034,850
5,000	Chicago, IL, O’Hare International Airport, (American Airlines, Inc.), 5.50%, 12/1/30	3,559,150
765	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	724,394
3,925	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	4,043,802
8,560	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	8,818,854
2,175	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	2,324,249
16,620	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	16,010,046

		$38,515,345

Insured-Education — 1.7%
$6,165	Alabama State University, (XLCA), 4.625%, 8/1/36	$6,034,672
6,185	College of Charleston, SC, Higher Education Facility, (XLCA), 4.50%, 4/1/37	6,089,009
1,750	Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	2,109,572

		$14,233,253

Insured-Electric Utilities — 1.3%
$5,415	Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$6,354,448
50	Missouri Joint Municipal Electric Utility Commission, (AMBAC), (BHAC), 4.50%, 1/1/37	50,958
3,210	New York Power Authority, (NPFG), 4.50%, 11/15/47	3,246,016
2,865	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	1,012,348

		$10,663,770

Insured-General Obligations — 9.3%
$10,000	California, (AGC), 5.00%, 11/1/37	$10,206,200
24,895	District of Columbia, (FGIC), (NPFG), 4.75%, 6/1/33	25,635,377
5,000	Frisco, TX, Independent School District, (FSA), 4.00%, 8/15/40(5)	4,882,700
6,875	Los Angeles, CA, Unified School District, (Election of 2005), (FSA), 4.75%, 7/1/32(1)	7,017,629
3,385	McKay Landing, CO, Metropolitan District No. 2, (AMBAC), 4.25%, 12/1/36	3,152,450
2,340	Merced, CA, Union High School District, (FGIC), (NPFG), 0.00%, 8/1/20	1,404,468
1,865	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	1,769,699

Principal
Amount
(000’s omitted)	Security	Value
$21,495	Texas, (Transportation Commission-Mobility Fund), (FGIC), (NPFG), 4.50%, 4/1/35	$21,651,484
1,865	Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	1,686,575

		$77,406,582

Insured-Hospital — 2.1%
$8,470	Harrisonburg, VA, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/36	$7,256,080
8,500	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42(1)	8,606,165
1,130	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), (AGC), 5.00%, 7/1/38	1,191,336

		$17,053,581

Insured-Lease Revenue/Certificates of Participation — 1.3%
$10,000	Anaheim, CA, Public Financing Authority, Lease Revenue, (FSA), 0.00%, 9/1/31	$2,874,100
7,650	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	6,975,423
2,400	Saint Louis, MO, Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,306,248

		$11,155,771

Insured-Other Revenue — 2.8%
$5,195	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$5,168,921
10,000	Golden State Tobacco Securitization Corp., CA, (AGC), (FGIC), 5.00%, 6/1/38	10,028,700
10,600	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	1,908,424
5,200	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	6,005,844

		$23,111,889

Insured-Special Tax Revenue — 6.4%
$23,000	Alabama Public School and College Authority, (FSA), 2.50%, 12/1/27(5)	$18,089,500
6,000	Ceres, CA, Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	4,729,980
4,000	Hamilton County, OH, Sales Tax, (AMBAC), 0.00%, 12/1/22	2,170,320
1,460	Massachusetts Bay Transportation Authority, (NPFG), 4.00%, 7/1/33	1,422,741
6,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/27	7,163,400
5,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	5,948,800
3,400	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,264,408
6,900	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,288,299
29,325	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	2,216,970
5,420	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	788,773
10,755	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,472,144
8,590	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,100,465
4,600	San Jose, CA, Redevelopment Agency, (Merged Area), (XLCA), 4.25%, 8/1/36	3,683,128

		$53,338,928

Insured-Transportation — 6.3%
$4,175	Alabama Dock Authority, (NPFG), 4.50%, 10/1/36	$4,013,428
30,000	Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	8,418,000
7,900	Chicago, IL, (O’Hare International Airport), (FSA), 4.75%, 1/1/34	8,050,732
7,120	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	953,510
7,850	Fairfax County, VA, Economic Development Authority, (Route 28 Project), (NPFG), 4.25%, 4/1/37	7,901,182
505	Maryland Transportation Authority, (FSA), 4.50%, 7/1/41	514,741
8,440	Metropolitan Atlanta, GA, Rapid Transit Authority, (FSA), 5.00%, 7/1/34(1)	9,046,752
5,195	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	5,239,157
1,040	New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,202,084

Principal
Amount
(000’s omitted)	Security	Value
$1,585	Pima County, AZ, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/21	$1,581,101
10,000	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,552,000

		$52,472,687

Insured-Water and Sewer — 5.6%
$5,020	Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$5,615,623
11,635	El Paso, TX, Water and Sewer Revenue, (NPFG), 4.75%, 3/1/27	12,312,622
1,910	Limestone County, AL, Water and Sewer Revenue, (XLCA), 4.25%, 12/1/32	1,551,474
7,400	Louisville and Jefferson County, KY, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	7,447,582
13,640	Massachusetts Water Resources Authority, (FSA), 4.50%, 8/1/46	13,479,457
4,795	New York, NY, Municipal Finance Authority, (FSA), 4.50%, 6/15/39	4,825,640
1,000	Seattle, WA, Water System, (FSA), 4.50%, 2/1/37	1,015,250

		$46,247,648

Lease Revenue/Certificates of Participation — 2.9%
$8,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$8,656,880
7,095	New York, NY, Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	7,083,293
7,250	New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	8,332,788

		$24,072,961

Nursing Home — 0.5%
$1,020	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$1,020,979
995	Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	996,065
2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	2,001,800

		$4,018,844

Other Revenue — 2.5%
$1,000	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20(3)	$853,810
48,810	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	2,113,961
2,365	Buckeye Tobacco Settlement Financing Authority, OH, 5.875%, 6/1/47	1,923,927
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	990,616
955	Golden State Tobacco Securitization Corp., CA, 0.00%, 6/1/37	649,247
625	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	523,100
7,805	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	6,570,171
1,000	Mohegan Tribe Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(3)	824,360
2,300	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	105,271
330	Otero County, NM, (Jail Project Revenue), 5.50%, 4/1/13	324,439
740	Otero County, NM, (Jail Project Revenue), 5.75%, 4/1/18	652,014
150	Otero County, NM, (Jail Project Revenue), 6.00%, 4/1/23	123,566
285	Otero County, NM, (Jail Project Revenue), 6.00%, 4/1/28	222,890
2,735	Salt Verde, AZ, Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	2,634,817
12,555	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	567,863
2,390	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	1,595,875
170	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	168,961

		$20,844,888

Pooled Loans — 0.4%
$1,160	Idaho Board Bank Authority, 5.25%, 9/15/25	$1,329,592
1,555	Idaho Board Bank Authority, 5.375%, 9/15/27	1,775,919

		$3,105,511

Senior Living/Life Care — 1.7%
$3,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$2,847,372
1,885	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	1,655,690
3,125	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,694,250
1,500	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,239,135
4,260	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	3,934,110

Principal
Amount
(000’s omitted)	Security	Value
$1,480	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(4)	$885,706
980	St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(6)	764,076

		$14,020,339

Special Tax Revenue — 4.7%
$2,490	Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,203,774
750	Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	735,435
1,465	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	1,466,714
1,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	829,875
1,000	Capistrano, CA, Unified School District, 6.00%, 9/1/33	961,930
1,875	Cleveland-Cuyahoga County, OH, Port Authority, 7.00%, 12/1/18	1,916,738
1,735	Denver, CO, Urban Renewal Authority, 8.00%, 12/1/24	1,044,331
1,500	Frederick County, MD, (Urbana Community Development Authority), 6.625%, 7/1/25	1,434,240
4,015	Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	4,459,019
19,140	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	19,962,254
2,415	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,395,170
1,160	Scottsdale, AZ, (Municipal Property Corp.), 4.50%, 7/1/32	1,186,483
960	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	966,461

		$38,562,424

Transportation — 9.0%
$1,400	Branson, MO, Regional Airport Transportation Development District, 6.00%, 7/1/37	$985,362
13,475	Metropolitan Transportation Authority, NY, 4.50%, 11/15/38	13,510,709
2,250	Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,653,538
5,000	Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,905,550
6,730	New Jersey Turnpike Authority, 5.25%, 1/1/40	7,272,101
24,340	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/35	5,943,828
15,000	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	3,101,250
7,400	New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	8,365,774
15,000	Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	16,074,150
10,000	Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	11,027,750

		$74,840,012

Water and Sewer — 5.9%
$3,075	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$2,811,872
16,200	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 4.75%, 7/1/36(1)	16,897,248
2,095	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.50%, 6/15/32	2,126,572
990	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.50%, 6/15/38	996,326
14,100	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	15,659,601
6,855	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(5)	7,873,379
2,220	Upper Occoquan, VA, Sewer Authority, 4.50%, 7/1/38	2,282,049

		$48,647,047

Total Tax-Exempt Investments — 112.8% (identified cost $903,603,032)		$934,477,697

Other Assets, Less Liabilities — (12.8)%		$(106,250,758)

Net Assets — 100.0%		$828,226,939

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.
AMBAC	-	AMBAC Financial Group, Inc.
BHAC	-	Berkshire Hathaway Assurance Corp.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
NPFG	-	National Public Finance Guaranty Corp.
PSF	-	Permanent School Fund
XLCA	-	XL Capital Assurance, Inc.

At September 30, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		New York	19.8%
		California	17.0%
		Texas	14.9%
		Others, representing less than 10% individually	61.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2009, 32.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 13.1% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.
(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.
(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate value of these securities is $5,077,767 or 0.6% of the Fund’s net assets.
(4)		Security is in default and is making only partial interest payments.
(5)		Security (or a portion thereof) has been pledged as collateral for open swap contracts.
(6)		Security is in default with respect to scheduled principal payments.

A summary of financial instruments outstanding at September 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/09	742 U.S. Treasury Bond	Short	$(88,591,044)	$(90,060,250)	$(1,469,206)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$15,737,500	4.097%	3-month USD- LIBOR-BBA	March 15, 2010 / March 15, 2040	$(219,101)
Merrill Lynch Capital Services, Inc.	13,275,000	4.517	3-month USD- LIBOR-BBA	December 1, 2009 / December 1, 2039	(1,314,406)

					$(1,533,507)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At September 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At September 30, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $3,002,713.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$810,808,394

Gross unrealized appreciation	$54,848,893
Gross unrealized depreciation	(25,059,590)

Net unrealized appreciation	$29,789,303

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$934,477,697	$—	$934,477,697

Total Investments	$—	$934,477,697	$—	$934,477,697

Liability Description

Futures Contracts	$(1,469,206)	$—	$—	$(1,469,206)
Interest Rate Swaps	—	(1,533,507)	—	(1,533,507)

Total	$(1,469,206)	$(1,533,507)	$—	$(3,002,713)

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance Tax Free Reserves	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.6%

Principal
Amount
(000’s omitted)	Security	Value
General Obligation Notes/Bonds — 12.1%
$200	California Economic Recovery, (FGIC), 5.25%, 1/1/10	$201,996
2,500	Hartford, CT, 3.00%, 4/15/10	2,520,502
1,000	Mecklenburg County, NC, 2.00% to 11/5/09 (Put Date), 2/1/26	1,008,301
1,500	New Britain, CT, 3.00%, 3/30/10	1,512,447
3,000	San Bernardino County, CA, Central School District, 3.25%, 3/1/10	3,019,527
550	Wadsworth, OH, School District, 2.25%, 9/22/10	558,524
810	Wicomico County, MD, (FSA), 5.00%, 12/1/09	813,997

		$9,635,294

Revenue Notes/Bonds — 9.2%
$1,600	Dos Palos-Oro Loma, CA, Joint Unified School District, 2.50%, 9/8/10	$1,611,049
1,500	Fairfax County, VA, Redevelopment & Housing Authority, 4.00%, 10/1/09	1,500,000
1,500	Georgia Municipal Gas Authority, 2.50%, 12/16/09	1,503,542
2,500	Oxnard, CA, Financing Authority, 2.50%, 8/25/10	2,516,549
200	Sacramento, CA, Transportation Authority, 4.00%, 10/1/09	200,000

		$7,331,140

Variable Rate Demand Obligations — 85.3%
$200	Athens-Clarke County, GA, Unified Government Development Authority, (University of Georgia Athletic Association), (LOC: SunTrust Bank), 0.41%, 9/1/31	$200,000
2,400	Bloomington-Normal, IL, Airport Authority, (SPA: Bank One N.A.), 0.42%, 1/1/23	2,400,000
2,200	California Housing Finance Agency, (SPA: Bank of Nova Scotia), (AMT), 0.70%, 8/1/32	2,200,000
2,000	Castaic Lake Water Agency, CA, Certificates of Participation, (LOC: Wells Fargo Bank N.A.), 0.20%, 8/1/20	2,000,000
1,500	Chicago, IL, (Neighborhoods Alive 21 Program), (LOC: Northern Trust Company), 0.25%, 1/1/37	1,500,000
2,000	Colorado Educational and Cultural Facilities Authority, (National Jewish Federation Bond Program), (LOC: Bank of America N.A.), 0.30%, 5/1/38	2,000,000
990	Colorado Educational and Cultural Facilities Authority, (YMCA of Metropolitan Denver), (LOC: Wells Fargo Bank N.A.), 0.34%, 7/1/18	990,000
760	Colorado Housing and Finance Authority, (SPA: Calyon Bank), 0.38%, 4/1/38	760,000
1,400	Connecticut Health and Educational Facilities Authority, (Bradley Health Care), (LOC: Bank of America N.A.), 0.27%, 7/1/29	1,400,000
2,050	Connecticut Health and Educational Facilities Authority, (Yale University), (LOC: Bank of America N.A.), 0.22%, 7/1/35	2,050,000
2,000	Eagle Tax-Exempt Trust, NY, (SPA: Citigroup Financial Products), (BHAC), (FSA), 0.38%, 11/15/30	2,000,000
2,005	Forsyth County, NC, (SPA: Wachovia Bank N.A.), 0.39%, 3/1/25	2,005,000
300	Galveston, TX, Industrial Development Corp., (Mitchell Interests), (LOC: JPMorgan Chase Bank), (AMT), 0.66%, 9/1/13	300,000
1,586	Gwinnett County, GA, Development Authority, (Civic & Cultural Center), (SPA: Landesbank Hessen-Thuringen), 0.30%, 9/1/31	1,586,000
2,500	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (LOC: SunTrust Bank), 0.50%, 11/15/12	2,500,000
1,900	Illinois Development Finance Authority, (British Home for Retired Men and Women), (LOC: LaSalle Bank N.A.), 0.37%, 11/1/27	1,900,000
1,000	Iowa Finance Authority, (Iowa Health System), (LOC: JPMorgan Chase Bank), 0.30%, 2/15/35	1,000,000
700	Las Vegas Valley, NV, Water District, (SPA: Dexia Credit Local), 0.38%, 6/1/36	700,000
500	Long Island, NY, Power Authority, Electric System Revenue, (LOC: State Street Bank and Trust Co.), (BHAC), (FSA), (AMBAC), 0.28%, 5/1/33	500,000
2,650	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 0.25%, 7/1/36	2,650,000
2,000	Massachusetts, (SPA: State Street Bank and Trust Co.), 0.35%, 1/1/21	2,000,000
2,500	Massachusetts Development Finance Agency, (Boston University), (LOC: Allied Irish Bank PLC), 0.27%, 10/1/42	2,500,000

1

Principal
Amount
(000’s omitted)	Security	Value
$3,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 0.35%, 7/1/35	$3,000,000
3,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare), 0.30%, 7/1/44	3,000,000
1,585	Miami, FL, Health Facilities Authority, (Mercy Hospital), (LOC: NationsBank N.A.), 0.29%, 8/1/20	1,585,000
2,000	Nebraska Investment Finance Authority, SFMR, (SPA: Federal Home Loan Bank), (AMT), 0.47%, 9/1/37	2,000,000
1,750	Nebraska Investment Finance Authority, SFMR, (SPA: Federal Home Loan Bank), (AMT), 0.47%, 9/1/38	1,750,000
1,200	New Hampshire Business Finance Authority, (Alice Peck Day Health Systems), (LOC: TD Bank N.A.), 0.39%, 10/1/36	1,200,000
1,960	New Hampshire Health and Education Facilities Authority, (Dartmouth College), (SPA: JPMorgan Chase Bank), 0.25%, 6/1/23	1,960,000
1,900	New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: JP Morgan Chase Bank), 0.30%, 7/1/33	1,900,000
955	New Jersey Health Care Facilities Financing Authority, (Somerset Medical Center), (LOC: TD Bank N.A.), 0.32%, 7/1/24	955,000
1,000	New York, NY, (SPA: State Street Bank and Trust Co.), (FSA), 0.35%, 8/1/23	1,000,000
2,500	New York, NY, Housing Development Corp., (SPA: Bank of America N.A.), (AMT), 0.33%, 5/1/13	2,500,000
990	North Carolina Capital Facilities Finance Agency, (Wake Forest University), 0.24%, 1/1/18	990,000
900	Pasadna, TX, Independent School District, (PSF Guaranteed), (SPA: Bank of America N.A.), 0.35%, 8/15/26	900,000
2,000	Philadelphia, PA, Gas Works Revenue, (LOC: JPMorgan Chase Bank, LOC: Bank of Nova Scotia), 0.35%, 9/1/34	2,000,000
2,000	Private Colleges and Universities Authority, GA, (Emory University), 0.30%, 9/1/35	2,000,000
1,000	Travis County, TX, Housing Finance Corp., (Mid-America Apartments, LP), (Travis Apartments), (Liq: FNMA), 0.32%, 2/15/34	1,000,000
1,000	University of Michigan, 0.30%, 12/1/37	1,000,000
575	Vermont Educational and Health Buildings Finance Agency, (North Country Hospital and Health Center), (LOC: TD Bank N.A.), 0.32%, 10/1/34	575,000
865	Vermont Educational and Health Buildings Finance Agency, (Southwestern Vermont Medical Center), (LOC: TD Bank N.A.), 0.32%, 10/1/38	865,000
2,300	Virginia Small Business Financing Authority, (Carilion Medical Center), (SPA: Wachovia Bank N.A.), 0.32%, 7/1/42	2,300,000

		$67,621,000

Total Tax-Exempt Investments — 106.6% (amortized cost $84,587,434)(1)		$84,587,434

Other Assets, Less Liabilities — (6.6)%		$(5,270,651)

Net Assets — 100.0%		$79,316,783

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

FSA	-	Financial Security Assurance, Inc.

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

SPA	-	Standby Bond Purchase Agreement

(1)		Cost for federal income taxes is the same.

The stated interest rate on variable demand obligations represents the rate in effect at September 30, 2009.

2

At September 30, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	14.8%
Massachusetts	13.2%
Others, representing less than 10% individually	78.6%

At September 30, 2009, the concentration of the Fund’s investments in the various industries, determined as a percentage of net assets, is as follows:

General Obligations	23.6%
Hospital	22.2%
Education	19.5%
Housing	14.8%
Others, representing less than 10% individually	26.5%

3

The Fund did not have any open financial instruments at September 30, 2009.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$84,587,434	$—	$84,587,434

Total Investments	$—	$84,587,434	$—	$84,587,434

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Tax-Managed Growth Fund 1.1 as of September 30, 2009 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2009, the value of the Fund’s investment in the Portfolio was $1,390,132,614 and the Fund owned 14.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance Tax Managed Growth Fund 1.2 as of September 30, 2009 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2009, the value of the Fund’s investment in the Portfolio was $605,982,528 and the Fund owned 6.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	November 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 23, 2009